Securities (Schedule of Amortized Cost and Fair Value Of Debt Securities by Contractual Maturity) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Securities [Abstract]
Available for Sale, Amortized Cost, Due in one year or less	$ 4,252
Available for Sale, Amortized Cost, Due after one year through five years	14,048
Available for Sale, Amortized Cost, Due after five years through ten years	28,259
Available for Sale, Amortized Cost, Due after ten years	27,553
Available-for-sale Securities, Debt Maturities, Single Maturity Date, Amortized Cost Basis, Total	74,112
Available for Sale, Amortized Cost, Mortgage-backed securities- government sponsored agencies	135,646
Available for Sale, Amortized Cost, Total	209,758
Available for Sale, Fair Value, Due in one year or less	4,264
Available for Sale, Fair Value, Due after one year through five years	14,087
Available for Sale, Fair Value, Due after five years through ten years	28,413
Available for Sale, Fair Value, Due after ten years	28,641
Available-for-sale Securities, Debt Maturities, Single Maturity Date, Total	75,405
Available for Sale, Fair Value, Mortgage-backed securities-government sponsored agencies	134,800
Available for Sale, Fair Value, Total	$ 210,205